UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

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Bancroft Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Bancroft Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2012

Date of reporting period:  January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. - Schedule of Investments (unaudited)
January 31, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - 68.5%

Aerospace and Defense - 0.6%
Kaman Corp., 3.25%, Due 11/15/17, (BBB)	$ 500,000	$ 563,750

Automotive - 1.2%
A123 Systems, Inc., 3.75%, Due 4/15/16, (B)	500,000	261,875
Titan International, Inc., 5.625%, Due 1/15/17, (B)	375,000	978,750
		1,240,625
Computer Hardware - 4.4%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	3,158,750
NetApp, Inc., 1.75%, Due 6/1/13, (A)	1,000,000	1,297,500
		4,456,250
Computer Software - 5.9%
Digital River, Inc., 2.00%, Due 11/1/30, (BB)	1,000,000	893,750
Electronic Arts, Inc., 0.75%, Due 7/15/16, (BBB)	750,000	711,562
Microsoft Corp., 0.00%, Due 6/15/13, (AAA)(2)	500,000	521,250
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	1,500,000	2,362,500
Rovi Corp., 2.625%, Due 2/15/40, (BB)	1,000,000	1,075,000
THQ Inc., 5.00%, Due 8/15/14, (CCC)	750,000	382,500
		5,946,562
Construction Material - 0.8%
Cemex, S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	818,750

Consumer Goods - 1.1%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (BBB)(1)	750,000	742,500
Regis Corp., 5.00%, Due 7/15/14, (BBB)	250,000	321,562
		1,064,062
Data Processing - 0.7%
CSG Systems International Inc., 3.00%, Due 3/1/17, (BBB)(1)	750,000	731,250

Energy - 5.7%
Endeavour International Corp., 5.50%, Due 7/15/16, (CCC)	500,000	450,625
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	1,000,000	940,000
JinkoSolar Holding Co. Ltd., 4.00%, Due 5/15/16, (NR)	1,000,000	491,250
Oil States International, Inc., 2.375%, Due 7/1/25, (BB)	250,000	629,375
Renesola Ltd., 4.125%, Due 3/15/18, (NR)	500,000	303,750
SunPower Corp., 4.75%, Due 4/15/14, (NR)	500,000	460,000
SunPower Corp., 4.50%, Due 3/15/15, (NR)	1,250,000	1,076,562
Transocean, Inc., 1.50%, Due 12/15/37, (BBB)	500,000	493,750
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	1,000,000	883,750
		5,729,062
Financial Services - 6.4%
Amtrust Financial Services, Inc., 5.50%, Due 12/15/21, (AA)(1)	1,000,000	1,062,500
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (BBB)	750,000	890,625
BGC Partners, Inc., 4.50%, Due 7/15/16, (BBB)	250,000	232,500
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (BB)(3)	500,000	500,000
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (BBB)	750,000	720,000
National Financial Partners Corp., 4.00%, Due 6/15/17, (BBB)	750,000	1,019,062
Old Republic International Corp., 8.00%, Due 5/15/12, (BBB)	750,000	763,125
Tower Group, Inc., 5.00%, Due 9/15/14, (AA)	1,250,000	1,285,938
		6,473,750

Bancroft Fund Ltd. - Schedule of Investments (continued)
January 31, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Foods - 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (CC)	$ 500,000	$ 461,250

Healthcare - 2.8%
Chemed Corp., 1.875%, Due 5/15/14, (A)	890,000	868,862
China Medical Technologies, Inc., 4.00%, Due 8/15/13, (NR)	1,100,000	594,000
Insulet Corp., 3.75%, Due 6/15/16, (BBB)	750,000	777,188
Integra LifeSciences Holdings Corp., 2.375%, Due 6/1/12, (BBB)	567,000	564,165
		2,804,215
Machinery - 0.5%
Chart Industries, Inc., 2.00%, Due 8/1/18, (B)	500,000	545,625

Media and Entertainment - 1.3%
Liberty Interactive Corp. (CBS & VIAB), 3.25%, Due 3/15/31, (BB)	1,000,000	852,500
Omnicom Group Inc., 0.00%, Due 7/13/32, (BBB)(2,3)	500,000	501,900
		1,354,400
Metals and Mining - 3.6%
A. M. Castle and Co., 7.00%, Due 12/15/17, (B) (1)	250,000	307,825
Jaguar Mining Inc., 4.50%, Due 11/1/14, (BB)	525,000	479,719
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BBB)	1,000,000	1,228,500
Northgate Minerals Corp., 3.50%, Due 10/1/16, (NR)	500,000	560,000
RTI International Metals, Inc., 3.00%, Due 12/1/15, (NR)	600,000	632,250
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	375,000	449,531
		3,657,825
Pharmaceuticals - 9.6%
Amgen Inc., 0.375%, Due 2/1/13, (A)	1,000,000	1,036,250
Amylin Pharmaceuticals, Inc., 3.00%, Due 6/15/14, (BB)	500,000	476,250
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (A)	750,000	1,035,938
Endo Pharmaceuticals Holdings, 1.75%, Due 4/15/15, (BB)	750,000	1,035,938
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)	750,000	910,312
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	750,000	948,750
Mylan Inc., 1.25%, Due 3/15/12, (BB)	500,000	500,000
Mylan Inc., 3.75%, Due 9/15/15, (BB)	500,000	854,375
Onyx Pharmaceuticals, Inc., 4.00%, Due 8/15/16, (A)	500,000	646,875
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (BBB)(1)	750,000	953,438
Salix Pharmaceuticals, Inc., 2.75%, Due 5/15/15, (A)	500,000	653,750
United Therapeutics Corp., 1.00%, Due 9/15/16, (A)(1)	500,000	596,250
		9,648,126
Real Estate - 1.8%
Corporate Office Properties LP, 4.25%, Due 4/15/30, (NR)	500,000	486,875
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	1,000,000	1,301,250
		1,788,125

Bancroft Fund Ltd. - Schedule of Investments (continued)
January 31, 2012
	Principal	Value
	Amount	(Note 1)
CONVERTIBLE BONDS AND NOTES - continued

Semiconductors - 8.6%
Intel Corp., 2.95%, Due 12/15/35, (A)(3)	$ 1,000,000	$ 1,128,750
Intel Corp., 3.25%, Due 8/1/39, (A)	1,250,000	1,678,125
LAM Research Corp., 1.25%, Due 5/15/18, (BB)	500,000	510,625
Linear Technology Corp., 3.00%, Due 5/1/27, (A)	500,000	535,000
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	250,000	256,250
Micron Technology, Inc., 1.50%, Due 8/1/31, (BBB)(1)	625,000	623,438
Micron Technology, Inc., 1.875%, Due 8/1/31, (BBB)(1)	750,000	754,688
Novellus Systems, Inc., 2.625%, Due 5/15/41, (NR)(3)	250,000	331,562
Photronics, Inc., 3.25%, Due 4/1/16, (BBB)(1)	500,000	503,125
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (BBB)	500,000	523,125
SanDisk Corp., 1.50%, Due 8/15/17, (A)	1,000,000	1,160,000
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)	500,000	680,000
		8,684,688
Telecommunications - 9.0%
Alaska Communications Systems, Inc. 6.25%, Due 5/1/18, (B)(1)	1,000,000	695,000
Anixter International Inc., 1.00%, Due 2/15/13, (B)	500,000	598,125
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,500,000	1,846,875
Equinix, Inc., 4.75%, Due 6/15/16, (B)	500,000	801,875
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	160,125
General Cable Corp., 4.50%, Due 11/15/29, (BB)	1,000,000	1,092,500
InterDigital, Inc., 2.50%, Due 3/15/16, (BB) (1)	1,000,000	1,040,000
SBA Communications Corp., 4.00%, Due 10/1/14, (NR)	500,000	803,750
SBA Communications Corp., 1.875%, Due 5/1/13, (NR)	1,000,000	1,188,750
TeleCommunication Systems, Inc., 4.50%, Due 11/1/14, (BB)	1,000,000	832,500
		9,059,500
Transportation - 2.0%
Dryships Inc., 5.00%, Due 12/1/14, (NR)	750,000	532,500
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	875,000	980,000
Ultrapetrol (Bahamas) Ltd., 7.25%, Due 1/15/17, (NR)	750,000	507,188
		2,019,688
Travel & Leisure - 2.0%
Home Inns & Hotels Management, 2.00%, Due 12/15/15, (NR)	500,000	401,250
MGM Resorts International, 4.25%, Due 4/15/15, (B)	750,000	795,000
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (BB)	1,000,000	850,000
		2,046,250

TOTAL CONVERTIBLE BONDS AND NOTES		69,093,753

CORPORATE BONDS - 0.2%

FINANCIAL SERVICES - 0.2%
Lehman Brothers Holdings, Inc., 1.00%, Due 3/23/09, (NR)(4)	1,500,000	243,750

Bancroft Fund Ltd. - Schedule of Investments (continued)
January 31, 2012
		Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCKS - 13.0%

Banking/Savings and Loan - 6.1%
Bank of America Corp., 7.25%, (BB)	1,600	$ 1,474,352
Fifth Third Bancorp., 8.50%, (BBB)	9,750	1,384,012
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,098,000
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,190,000
		6,146,364
Energy - 2.3%
ATP Oil & Gas Corp., 8.00%, (NR)	7,500	275,625
Chesapeake Energy Corp., 5.00%, (B)	25,000	1,974,250
Whiting Petroleum Corp., 6.25%, (B)	131	30,930
		2,280,805
Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	712,500

Media and Entertainment - 0.5%
Interpublic Group of Companies, Inc., (BB)	500	488,750

Real Estate - 0.5%
Health Care REIT, Inc., 6.50%, (BB)	10,000	534,500

Retail - 0.7%
Amerivon Holdings LLC, (NR)(1,5,6)	583,667	750,000

Tools - 1.2%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,181,900

Utilities - 1.0%
PPL Corp., 9.50%, (NR)	18,500	1,002,700

TOTAL CONVERTIBLE PREFERRED STOCKS		13,097,519

MANDATORY CONVERTIBLE SECURITIES - 11.1% (7)

Automotive - 1.6%
General Motors Co., 4.75%, Due 12/1/13, (NR)	40,000	1,602,400

Data Processing - 0.3%
Unisys Corp., 6.25%, Due 3/1/14, (B)	5,000	323,100

Energy - 2.2%
Apache Corp., 6.00%, Due 8/1/13, (A)	25,000	1,435,750
UBS AG Exchangeable Notes (GTAT), 6.75%, Due 9/15/13, (AA)	30,000	811,875
		2,247,625
Financial Services - 2.6%
Citigroup Inc., 7.50%, Due 12/15/12, (A)	14,000	1,297,240
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	20,000	1,370,200
		2,667,440

Bancroft Fund Ltd. - Schedule of Investments (continued)
January 31, 2012
		Value
	Shares	(Note 1)
MANDATORY CONVERTIBLE SECURITIES - continued

Foods - 0.6%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (NR)	60,000	$ 576,564

Home Building - 0.3%
Beazer Homes USA, Inc., 7.25%, Due 8/15/13, (CCC)	17,500	257,075

Metals and Mining - 1.8%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	297,950
Vale Capital II (Vale S.A.), 6.75%, Due 6/15/12, (NR)	20,700	1,491,357
		1,789,307
Transportation - 0.7%
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,	60,000	719,550
Due 12/31/13, (NR)

Utilities - 1.0%
NextEra Energy, Inc., 7.00%, Due 9/1/13, (NR)	20,000	1,051,000

TOTAL MANDATORY CONVERTIBLE SECURITIES (7)		11,234,061

Total Convertible Bonds and Notes - 68.5%		$ 69,093,753
Total Corporate Bonds - 0.3%		243,750
Total Convertible Preferred Stocks - 13.0%		13,097,519
Total Mandatory Convertible Securities - 11.1%		11,234,061
Total Investments - 92.9%		93,669,083

Other Assets and Liabilites, Net - 7.1%		7,155,838
Total Net Assets - 100.0%		$100,824,921

Bancroft Fund Ltd. - Schedule of Investments (continued) January 31, 2012

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2012 was $9,471,575 which represented 9.4% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $750,000 at January 31, 2012, which represented 0.7% of the Fund's net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of January 31, 2012, the Fund was invested in the following restricted security:

Amerivon Holdings LLC preferred units

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	1%
AA	3%
A	20%
BBB	24%
BB	21%
B	10%
CCC & below	2%
Not Rated	19%

* Excludes common stocks and cash.

See accompanying notes

Bancroft Fund Ltd. - Selected Notes to Financial Statements (unaudited)

January 31, 2012

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading.  Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading.  Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices.  The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis.  Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data.  Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees.  Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a     narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Bancroft Fund Ltd. - Selected Notes to Financial Statements (continued)

January 31, 2012

The following is a summary of the inputs used to value the investments of the Fund as of January 31, 2012:

	Level 1	Level 2	Level 3

Investments in Securities:
Convertible Bonds and Notes	$ ---	$69,093,753	$ ---
Convertible Preferred Stocks	---	12,347,519	750,000
Mandatory Convertible Securities	---	11,234,061	---
Corporate Bonds and Notes	---	243,750	---

Total Investments	$ ---	$92,919,083	$750,000

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Convertible Bonds and Notes	Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$891,000	$---	$777,848	$1,668,848

Change in unrealized appreciation (depreciation)	---	---	(27,848)	(27,848)

Net transfers in/out of Level 3	(891,000)	---	---	(891,000)

Ending balance	$ ---	$---	$750,000	$ 750,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax   regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately $0.01 per share for the three months ended January 31, 2012.  In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income.  At January 31, 2012, there were unrealized losses of approximately $0.02 per share on contingent payment debt instruments.

Federal Income Tax Cost - At January 31, 2012, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $93,502,684, $9,095,211, $(8,928,811) and $166,400, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 29, 2012 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

    Thomas H. Dinsmore

    Chairman of the Board and

    Chief Executive Officer

    (Principal Executive Officer)

Date: March 30, 2012

By: /s/Gary I. Levine

    Gary I. Levine

    Chief Financial Officer

    (Principal Financial Officer)

Date: March 30, 2012